Obligation Under Finance Lease - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Leases [Abstract]
2018	$ 1,534	$ 1,974
2019	2,069	2,069
2020	2,164	2,164
2021	2,259	2,259
2022	1,747	1,747
Total	$ 9,773	$ 10,213